Development, Exclusivity and Option Products Agreements (Details)	12 Months Ended
Dec. 31, 2024
Development, Exclusivity and Option Products Agreements [Abstract]
Description of agreement	The AbbVie Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was paid in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In June 2023, a milestone under the AbbVie Development Agreement was achieved. Such milestone achievement triggered a payment of $10,000 from AbbVie to CollPlant, which was received in July 2023. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie. In addition, with respect to the Option Products, CollPlant shall be entitled to receive up to $53,000, as further described below, plus a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term and a fee for the supply of rhCollagen to AbbVie.The $53,000 in proceeds includes a one-time non-refundable payment of $6,000 upon signing a definitive agreement with regards to the injectable breast implant product; a one-time non-refundable payment of $4,000 for signing a definitive agreement with regards to the photocurable dermal filler product; and up to an additional $43,000 payable upon the achievement of certain clinical trial, regulatory approval and commercial sale milestones (see Note 11).Unless earlier terminated, the AbbVie Development Agreement will continue in effect on a product-by-product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a product in a particular country, and (ii) 10 years from the first commercial sale of such product in such country. Following expiration (unless earlier terminated), the rights granted to AbbVie in the AbbVie Development Agreement will continue on a non-exclusive, fully paid-up, royalty-free, perpetual and irrevocable basis. The AbbVie Development Agreement may be terminated early by either party for material breach or bankruptcy. In addition, AbbVie may terminate the AbbVie Development Agreement at any time immediately upon written notice to CollPlant if AbbVie reasonably believes that it is not advisable for AbbVie to continue to develop or commercialize the Exclusive Products under the AbbVie Development Agreement as a result of a perceived serious safety issue regarding the use of any Exclusive Product or upon 60 days’ written notice, for any or no reason, with respect to its rights under the AbbVie Development Agreement on an Exclusive Product-by-Exclusive Product or country-by-country basis.